Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of the Components of Operating Lease Costs	The components of operating lease costs were as follows:
	Six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Operating lease cost	$2,782	$2,485
Short-term lease cost	93	135
Variable lease cost	166	76
Total net lease costs	$3,041	$2,696

Schedule of Supplemental Balance Sheet Information Related to Operating Leases	Supplemental balance sheet information related to operating leases is as follows:
	June 30,	December 31,
	2024	2023
	(Unaudited)
Operating lease ROU assets	$11,708	$14,260
Operating lease liabilities, current	$4,521	$4,972
Operating lease liabilities, long-term	$7,155	$9,157
Weighted average remaining lease term (in years)	4.63	4.59
Weighted average discount rate	2.73%	2.48%

Schedule of Minimum Lease Payments for the Company’s ROU Assets	Minimum lease payments for the Company’s ROU assets over the remaining lease periods as of June 30, 2024, are as follows:
Operating Leases
2024	$3,012
2025	4,687
2026	2,279
2027	1,196
2028 and thereafter	3,417

Total undiscounted lease payments	14,591
Less: imputed interest	(2,915)

Present value of lease liabilities	$11,676